CASH, CASH EQUIVALENTS AND RESTRICTED CASH	6 Months Ended
Jun. 30, 2021
Cash and Cash Equivalents [Abstract]
CASH, CASH EQUIVALENTS AND RESTRICTED CASH	CASH, CASH EQUIVALENTS AND RESTRICTED CASH
As of June 30, 2021 and June 30, 2020, the following table provides a reconciliation of cash, cash equivalents, and restricted cash reported within the statement of financial position that sum to the total of the same such amounts shown in the statement of cash flows.

(in thousands of $)	2021	2020
Cash and cash equivalents	154,655	70,335
Short term restricted cash	20,162	33,747
Total cash, cash equivalents and restricted cash shown in the statement of cash flows	174,817	104,082

According to our accounting policy, amounts included in cash and cash equivalents include cash balances that are required to be maintained by the financial covenants in our loan facilities. Under our debt facilities, we need to maintain free cash of the higher of $20 million or 5% of total interest bearing debt. We have covenanted to retain at least $74.8 million of cash and cash equivalents as at June 30, 2021 (at June 30, 2020: $62.5 million).
Restricted cash consists of cash, which may only be used for certain purposes under our contractual arrangements and primarily comprises collateral deposits for derivative trading.